Annual Total Returns- Vanguard Short-Term Corporate Bond Index Fund (Institutional) [BarChart] - Institutional - Vanguard Short-Term Corporate Bond Index Fund - Institutional Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	5.58%	2.99%	5.78%	1.38%	2.02%	1.26%	2.65%	2.48%	0.92%	6.86%